Inventories, Net	12 Months Ended
Dec. 31, 2023
Inventories, Net [Abstract]
INVENTORIES, NET
NOTE 6:-	INVENTORIES, NET

	December 31,
	2023	2022

Raw materials and components	$28,331	$47,737
Finished goods (*)	39,381	41,678

	$67,712	$89,415

(*)	Includes amounts of $367 and $405 as of December 31, 2023 and 2022, respectively, with respect to inventory delivered to customers for which revenue was not yet recognized.